Shareholder Report	6 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BlackRock Advantage Global Fund, Inc.
Entity Central Index Key	0000922457
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000007432 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Global Fund, Inc.
Class Name	Institutional Shares
Trading Symbol	MAGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Advantage Global Fund, Inc. (the “Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$37	0.71%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.71%	[1]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Institutional Shares	4.72%	18.93%	10.41%	8.73%
MSCI All Country World Index	5.56	17.49	10.06	9.23

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 372,694,174
Holdings Count | Holding	206
Investment Company Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$372,694,174
Number of Portfolio Holdings	206
Portfolio Turnover Rate	81%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2024)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
United States	70.9%
Japan	4.2%
Switzerland	4.0%
Canada	2.4%
China	2.2%
United Kingdom	2.2%
France	2.0%
Taiwan	2.0%
India	1.4%
South Korea	1.4%
Other#	7.2%
Other Assets Less Liabilities	0.1%
Ten largest holdings
Security(a)	Percent of Net Assets
Apple, Inc.	5.9%
NVIDIA Corp.	5.4%
Microsoft Corp.	5.0%
Amazon.com, Inc.	2.3%
Bank of America Corp.	1.9%
Morgan Stanley	1.7%
Shell PLC	1.7%
CME Group, Inc., Class A	1.6%
Trane Technologies PLC	1.5%
Citigroup, Inc.	1.5%
(a)	Excludes short-term securities.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Apple, Inc.	5.9%
NVIDIA Corp.	5.4%
Microsoft Corp.	5.0%
Amazon.com, Inc.	2.3%
Bank of America Corp.	1.9%
Morgan Stanley	1.7%
Shell PLC	1.7%
CME Group, Inc., Class A	1.6%
Trane Technologies PLC	1.5%
Citigroup, Inc.	1.5%
(a)Excludes short-term securities.
C000007429 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Global Fund, Inc.
Class Name	Investor A Shares
Trading Symbol	MDGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Advantage Global Fund, Inc. (the “Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$50	0.96%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.96%	[2]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor A Shares	4.58%	18.61%	10.12%	8.43%
Investor A Shares (with sales charge)	(0.91)	12.38	8.94	7.84
MSCI All Country World Index	5.56	17.49	10.06	9.23

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 372,694,174
Holdings Count | Holding	206
Investment Company Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$372,694,174
Number of Portfolio Holdings	206
Portfolio Turnover Rate	81%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2024)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
United States	70.9%
Japan	4.2%
Switzerland	4.0%
Canada	2.4%
China	2.2%
United Kingdom	2.2%
France	2.0%
Taiwan	2.0%
India	1.4%
South Korea	1.4%
Other#	7.2%
Other Assets Less Liabilities	0.1%
Ten largest holdings
Security(a)	Percent of Net Assets
Apple, Inc.	5.9%
NVIDIA Corp.	5.4%
Microsoft Corp.	5.0%
Amazon.com, Inc.	2.3%
Bank of America Corp.	1.9%
Morgan Stanley	1.7%
Shell PLC	1.7%
CME Group, Inc., Class A	1.6%
Trane Technologies PLC	1.5%
Citigroup, Inc.	1.5%
(a)	Excludes short-term securities.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Apple, Inc.	5.9%
NVIDIA Corp.	5.4%
Microsoft Corp.	5.0%
Amazon.com, Inc.	2.3%
Bank of America Corp.	1.9%
Morgan Stanley	1.7%
Shell PLC	1.7%
CME Group, Inc., Class A	1.6%
Trane Technologies PLC	1.5%
Citigroup, Inc.	1.5%
(a)Excludes short-term securities.
C000007431 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Global Fund, Inc.
Class Name	Investor C Shares
Trading Symbol	MCGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Advantage Global Fund, Inc. (the “Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$88	1.71%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.71%	[3]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor C Shares	4.24%	17.75%	9.31%	7.77%
Investor C Shares (with sales charge)	3.36	16.76	9.31	7.77
MSCI All Country World Index	5.56	17.49	10.06	9.23

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 372,694,174
Holdings Count | Holding	206
Investment Company Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$372,694,174
Number of Portfolio Holdings	206
Portfolio Turnover Rate	81%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2024)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
United States	70.9%
Japan	4.2%
Switzerland	4.0%
Canada	2.4%
China	2.2%
United Kingdom	2.2%
France	2.0%
Taiwan	2.0%
India	1.4%
South Korea	1.4%
Other#	7.2%
Other Assets Less Liabilities	0.1%
Ten largest holdings
Security(a)	Percent of Net Assets
Apple, Inc.	5.9%
NVIDIA Corp.	5.4%
Microsoft Corp.	5.0%
Amazon.com, Inc.	2.3%
Bank of America Corp.	1.9%
Morgan Stanley	1.7%
Shell PLC	1.7%
CME Group, Inc., Class A	1.6%
Trane Technologies PLC	1.5%
Citigroup, Inc.	1.5%
(a)	Excludes short-term securities.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Apple, Inc.	5.9%
NVIDIA Corp.	5.4%
Microsoft Corp.	5.0%
Amazon.com, Inc.	2.3%
Bank of America Corp.	1.9%
Morgan Stanley	1.7%
Shell PLC	1.7%
CME Group, Inc., Class A	1.6%
Trane Technologies PLC	1.5%
Citigroup, Inc.	1.5%
(a)Excludes short-term securities.
C000199761 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Global Fund, Inc.
Class Name	Class K Shares
Trading Symbol	MKGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Advantage Global Fund, Inc. (the “Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$34	0.66%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.66%	[4]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class K Shares	4.73%	18.95%	10.46%	8.77%
MSCI All Country World Index	5.56	17.49	10.06	9.23

Performance Inception Date	Jan. 25, 2018
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 372,694,174
Holdings Count | Holding	206
Investment Company Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$372,694,174
Number of Portfolio Holdings	206
Portfolio Turnover Rate	81%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2024)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
United States	70.9%
Japan	4.2%
Switzerland	4.0%
Canada	2.4%
China	2.2%
United Kingdom	2.2%
France	2.0%
Taiwan	2.0%
India	1.4%
South Korea	1.4%
Other#	7.2%
Other Assets Less Liabilities	0.1%
Ten largest holdings
Security(a)	Percent of Net Assets
Apple, Inc.	5.9%
NVIDIA Corp.	5.4%
Microsoft Corp.	5.0%
Amazon.com, Inc.	2.3%
Bank of America Corp.	1.9%
Morgan Stanley	1.7%
Shell PLC	1.7%
CME Group, Inc., Class A	1.6%
Trane Technologies PLC	1.5%
Citigroup, Inc.	1.5%
(a)	Excludes short-term securities.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Apple, Inc.	5.9%
NVIDIA Corp.	5.4%
Microsoft Corp.	5.0%
Amazon.com, Inc.	2.3%
Bank of America Corp.	1.9%
Morgan Stanley	1.7%
Shell PLC	1.7%
CME Group, Inc., Class A	1.6%
Trane Technologies PLC	1.5%
Citigroup, Inc.	1.5%
(a)Excludes short-term securities.
C000007433 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Global Fund, Inc.
Class Name	Class R Shares
Trading Symbol	MRGSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Advantage Global Fund, Inc. (the “Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$62	1.21%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.21%	[5]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class R Shares	4.46%	18.34%	9.86%	8.13%
MSCI All Country World Index	5.56	17.49	10.06	9.23

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 372,694,174
Holdings Count | Holding	206
Investment Company Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$372,694,174
Number of Portfolio Holdings	206
Portfolio Turnover Rate	81%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2024)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
United States	70.9%
Japan	4.2%
Switzerland	4.0%
Canada	2.4%
China	2.2%
United Kingdom	2.2%
France	2.0%
Taiwan	2.0%
India	1.4%
South Korea	1.4%
Other#	7.2%
Other Assets Less Liabilities	0.1%
Ten largest holdings
Security(a)	Percent of Net Assets
Apple, Inc.	5.9%
NVIDIA Corp.	5.4%
Microsoft Corp.	5.0%
Amazon.com, Inc.	2.3%
Bank of America Corp.	1.9%
Morgan Stanley	1.7%
Shell PLC	1.7%
CME Group, Inc., Class A	1.6%
Trane Technologies PLC	1.5%
Citigroup, Inc.	1.5%
(a)	Excludes short-term securities.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Apple, Inc.	5.9%
NVIDIA Corp.	5.4%
Microsoft Corp.	5.0%
Amazon.com, Inc.	2.3%
Bank of America Corp.	1.9%
Morgan Stanley	1.7%
Shell PLC	1.7%
CME Group, Inc., Class A	1.6%
Trane Technologies PLC	1.5%
Citigroup, Inc.	1.5%
(a)Excludes short-term securities.

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.